Stock Plan (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Proceeds from reserved for stock awards	$ 2,000,000
Stock Plan [Member]
Shares awarded under stock plan	642,857	706,618